Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 - SUBSEQUENT EVENTS

The Company has evaluated the period after the balance sheet date up through the date that the condensed consolidated financial statements were filed, and determined that other than noted above, there were no subsequent events or transactions that required recognition or disclosure in the condensed consolidated financial statements.